Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 21 – Segment and Geographic Information

We have determined we have one reportable operating segment being the acquisition, exploration and development of oil and gas properties. Our operations are conducted in geographic areas as follows:

	2011		2010		2009
	Revenue	Long-lived Assets	Revenue	Long-lived Assets	Revenue	Long-lived Assets
United States	$18,337	$139,236	$11,174	$115,114	$1,627	$46,172
United Kingdom	41,754	650,943	60,501	486,467	60,666	436,016
Other	-	1,287	-	877	-	1,607
Continuing Operations	60,091	791,466	71,675	602,458	62,293	483,795

Discontinued
operations -
Norway	-	-	-	-	17,550	-

Total	$60,091	$791,466	$71,675	$602,458	$79,843	$483,795

Total International	$41,754	$652,230	$60,501	$487,344	$78,216	$437,623